Trade and Other Current Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Trade and Other Current Receivables

	€ million	€ million
Trade and other current receivables	2019	2018 Restated (a)
Due within one year
Trade receivables (b)	4,916	4,350
Prepayments and accrued income	579	690
Other receivables	1,200	1,442

	6,695	6,482

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
(b)
2019 includes €
698
 million (2018: €
677
million)
due from KKR as a result of an arrangement following the sale of the global spreads business (excluding Southern Africa). Unilever will provide services to KKR including IT infrastructure, bookkeeping, payroll, marketing and co-packing for up to two years from completion of the disposal and KKR pays Unilever for materials sourced on its behalf. See also trade payables on page 115.

Summary of Ageing of Trade Receivables

	€ million	€ million
Ageing of trade receivables	2019	2018
Not overdue	3,856	3,440
Past due less than three months	827	747
Past due more than three months but less than six months	186	132
Past due more than six months but less than one year	94	74
Past due more than one year	164	145
Total trade receivables	5,127	4,538
Impairment provision for trade receivables	(211)	(188)

	4,916	4,350

Summary of Impairment Provision for Trade and Other Receivables

	€ million	€ million
Impairment provision for total trade and other receivables	2019	2018
1 January	214	184
Charge to income statement	79	65
Reduction/releases	(54)	(29)
Reclassifications (a)	86	—
Currency translations	(4)	(6)

31 December	321	214

(a)	Includes an amount transferred from provisions relating to Brazil indirect taxes. See note 19.